First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 79.2%
	Aerospace & Defense — 0.9%
$342,000	Booz Allen Hamilton, Inc. (a)	3.88%	09/01/28	$323,947
3,412,000	TransDigm, Inc. (a)	6.25%	03/15/26	3,391,558
9,399,000	TransDigm, Inc. (a)	6.75%	08/15/28	9,564,545
				13,280,050
	Agricultural Products — 0.1%
1,877,000	Lamb Weston Holdings, Inc. (a)	4.88%	05/15/28	1,828,537
	Alternative Carriers — 0.1%
2,000,000	Level 3 Financing, Inc. (a)	4.25%	07/01/28	680,000
2,000,000	Level 3 Financing, Inc. (a)	3.63%	01/15/29	600,000
				1,280,000
	Apparel Retail — 0.7%
8,080,000	Nordstrom, Inc.	4.00%	03/15/27	7,575,848
2,854,000	Nordstrom, Inc.	4.38%	04/01/30	2,479,013
				10,054,861
	Application Software — 2.3%
6,328,000	Alteryx, Inc. (a)	8.75%	03/15/28	6,782,129
13,254,000	GoTo Group, Inc. (a)	5.50%	09/01/27	5,467,360
12,000,000	McAfee Corp. (a)	7.38%	02/15/30	10,887,569
3,487,000	Open Text Holdings, Inc. (a)	4.13%	12/01/31	3,100,665
3,424,000	RingCentral, Inc. (a)	8.50%	08/15/30	3,533,140
3,259,000	UKG, Inc. (a) (b)	6.88%	02/01/31	3,299,738
				33,070,601
	Auto Parts & Equipment — 0.1%
1,298,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	1,341,392
	Automobile Manufacturers — 0.6%
6,631,000	Ford Motor Co.	9.63%	04/22/30	7,781,466
250,000	General Motors Co.	6.60%	04/01/36	269,616
				8,051,082
	Broadcasting — 9.4%
28,294,000	Gray Television, Inc. (a) (c)	5.88%	07/15/26	27,753,160
12,429,000	Gray Television, Inc. (a)	7.00%	05/15/27	12,163,206
28,936,000	iHeartCommunications, Inc.	8.38%	05/01/27	17,961,174
40,562,000	Nexstar Media, Inc. (a) (c)	5.63%	07/15/27	39,533,948
1,389,000	Scripps Escrow II, Inc. (a)	3.88%	01/15/29	1,195,644
8,355,000	Scripps Escrow, Inc. (a)	5.88%	07/15/27	7,540,555
13,895,000	Sinclair Television Group, Inc. (a) (c)	5.13%	02/15/27	13,078,201
1,000,000	Sinclair Television Group, Inc. (a)	4.13%	12/01/30	773,475
1,185,000	Sirius XM Radio, Inc. (a)	3.13%	09/01/26	1,107,021
857,000	Sirius XM Radio, Inc. (a)	5.50%	07/01/29	814,818
2,000,000	Sirius XM Radio, Inc. (a)	4.13%	07/01/30	1,751,600
5,000,000	Sirius XM Radio, Inc. (a)	3.88%	09/01/31	4,171,870
9,863,000	TEGNA, Inc.	4.63%	03/15/28	9,211,549
				137,056,221
	Building Products — 0.7%
1,000,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	938,204
500,000	American Builders & Contractors Supply Co., Inc. (a)	3.88%	11/15/29	446,025
100,000	Beacon Roofing Supply, Inc. (a)	4.13%	05/15/29	90,608
1,314,000	Beacon Roofing Supply, Inc. (a)	6.50%	08/01/30	1,334,582

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Building Products (Continued)
$100,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	$89,531
1,392,000	Standard Industries, Inc. (a)	5.00%	02/15/27	1,353,442
1,426,000	Standard Industries, Inc. (a)	4.75%	01/15/28	1,365,214
2,492,000	Standard Industries, Inc. (a)	4.38%	07/15/30	2,266,841
1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	851,240
1,000,000	TopBuild Corp. (a)	3.63%	03/15/29	905,632
				9,641,319
	Cable & Satellite — 6.0%
19,141,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a) (c)	5.38%	06/01/29	17,811,932
4,139,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	3,680,905
9,707,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	8,448,489
2,445,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.25%	02/01/31	2,068,974
7,781,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.38%	03/01/31	7,868,536
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	05/01/32	834,890
3,379,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	06/01/33	2,774,366
819,000	CSC Holdings LLC (a)	5.50%	04/15/27	736,645
5,343,000	CSC Holdings LLC (a)	7.50%	04/01/28	3,562,967
1,481,000	CSC Holdings LLC (a)	11.25%	05/15/28	1,501,750
7,458,000	CSC Holdings LLC (a)	6.50%	02/01/29	6,347,678
20,250,000	CSC Holdings LLC (a)	5.75%	01/15/30	10,739,790
4,167,000	CSC Holdings LLC (a)	4.63%	12/01/30	2,132,924
26,014,000	CSC Holdings LLC (a) (c)	4.50%	11/15/31	18,692,521
1,000,000	CSC Holdings LLC (a)	5.00%	11/15/31	504,017
				87,706,384
	Casinos & Gaming — 3.1%
500,000	Boyd Gaming Corp.	4.75%	12/01/27	483,937
6,062,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	5,574,276
1,426,000	Caesars Entertainment, Inc. (a)	8.13%	07/01/27	1,464,318
5,662,000	Caesars Entertainment, Inc. (a)	4.63%	10/15/29	5,180,208
173,000	Caesars Entertainment, Inc. (a)	7.00%	02/15/30	177,891
179,000	Churchill Downs, Inc. (a)	5.75%	04/01/30	173,310
19,458,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	17,515,547
2,070,000	Light & Wonder International, Inc. (a)	7.50%	09/01/31	2,155,247
430,000	MGM Resorts International	6.75%	05/01/25	431,330
2,440,000	MGM Resorts International	5.75%	06/15/25	2,442,457
716,000	Scientific Games Holdings, L.P. / Scientific Games US FinCo, Inc. (a)	6.63%	03/01/30	673,541
3,903,000	Station Casinos LLC (a)	4.50%	02/15/28	3,671,635
140,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	3.75%	02/15/27	132,545
100,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	3.88%	02/15/29	92,021
5,952,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	4.63%	12/01/29	5,636,990
				45,805,253
	Commercial Printing — 0.1%
629,000	LABL, Inc. (a)	10.50%	07/15/27	602,373
1,388,000	LABL, Inc. (a)	9.50%	11/01/28	1,386,137
				1,988,510

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Construction & Engineering — 0.6%
$500,000	Atkore, Inc. (a)	4.25%	06/01/31	$441,385
8,615,000	Pike Corp. (a)	5.50%	09/01/28	8,232,968
				8,674,353
	Construction Materials — 0.3%
176,000	GYP Holdings III Corp. (a)	4.63%	05/01/29	163,218
3,623,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.25%	01/15/29	3,512,861
340,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	7.25%	01/15/31	353,555
				4,029,634
	Consumer Finance — 0.2%
3,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	2,806,790
	Data Processing & Outsourced Services — 0.0%
500,000	Block, Inc.	2.75%	06/01/26	468,436
250,000	Block, Inc.	3.50%	06/01/31	215,666
				684,102
	Diversified Banks — 1.3%
4,000,000	Bank of America Corp.	6.11%	01/29/37	4,322,081
1,000,000	Bank of America Corp. (d)	4.24%	04/24/38	912,556
3,000,000	Bank of America Corp.	5.88%	02/07/42	3,286,631
500,000	Bank of America Corp. (d)	4.08%	03/20/51	417,791
2,000,000	JPMorgan Chase & Co. (d)	5.72%	09/14/33	2,062,091
4,000,000	JPMorgan Chase & Co.	6.40%	05/15/38	4,596,632
1,000,000	JPMorgan Chase & Co.	5.60%	07/15/41	1,062,566
1,000,000	JPMorgan Chase & Co.	5.40%	01/06/42	1,038,926
1,000,000	JPMorgan Chase & Co.	5.63%	08/16/43	1,050,039
500,000	Wells Fargo & Co. (d)	5.01%	04/04/51	477,988
250,000	Wells Fargo Bank N.A.	6.60%	01/15/38	279,766
				19,507,067
	Diversified Support Services — 0.2%
1,945,000	Ritchie Bros Holdings, Inc. (a)	6.75%	03/15/28	1,986,468
1,375,000	Ritchie Bros Holdings, Inc. (a)	7.75%	03/15/31	1,450,721
				3,437,189
	Electric Utilities — 0.6%
5,000,000	Vistra Operations Co. LLC (a)	5.63%	02/15/27	4,930,170
3,189,000	Vistra Operations Co. LLC (a)	5.00%	07/31/27	3,092,351
1,359,000	Vistra Operations Co. LLC (a)	7.75%	10/15/31	1,412,728
				9,435,249
	Electrical Components & Equipment — 0.0%
667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	579,758
	Environmental & Facilities Services — 0.5%
7,429,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	7,203,901
	Fertilizers & Agricultural Chemicals — 0.1%
250,000	Scotts Miracle-Gro (The) Co.	4.50%	10/15/29	221,446
1,000,000	Scotts Miracle-Gro (The) Co.	4.00%	04/01/31	837,222
				1,058,668
	Financial Exchanges & Data — 0.8%
2,750,000	MSCI, Inc. (a)	4.00%	11/15/29	2,557,322
1,000,000	MSCI, Inc. (a)	3.88%	02/15/31	903,716

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Financial Exchanges & Data (Continued)
$1,000,000	MSCI, Inc. (a)	3.63%	11/01/31	$879,057
8,900,000	MSCI, Inc. (a)	3.25%	08/15/33	7,451,843
				11,791,938
	Food Distributors — 0.1%
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,326,539
	Health Care Equipment — 0.0%
300,000	Teleflex, Inc. (a)	4.25%	06/01/28	284,879
	Health Care Facilities — 2.7%
1,000,000	Acadia Healthcare Co., Inc. (a)	5.50%	07/01/28	978,477
1,290,000	Acadia Healthcare Co., Inc. (a)	5.00%	04/15/29	1,231,402
273,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	244,927
1,000,000	HCA, Inc.	5.13%	06/15/39	958,369
2,000,000	HCA, Inc.	5.50%	06/15/47	1,930,998
5,000,000	HCA, Inc.	5.25%	06/15/49	4,632,191
26,514,000	Select Medical Corp. (a) (c)	6.25%	08/15/26	26,528,925
3,197,000	Tenet Healthcare Corp.	6.13%	10/01/28	3,187,936
				39,693,225
	Health Care Services — 1.7%
5,000,000	Cigna Group (The)	6.13%	11/15/41	5,446,592
500,000	Cigna Group (The)	4.90%	12/15/48	466,028
4,464,000	DaVita, Inc. (a)	4.63%	06/01/30	3,953,111
908,000	DaVita, Inc. (a)	3.75%	02/15/31	749,339
16,028,000	Global Medical Response, Inc. (a)	6.50%	10/01/25	13,755,230
100,000	Service Corp. International	3.38%	08/15/30	87,276
				24,457,576
	Health Care Supplies — 1.6%
200,000	180 Medical, Inc. (a)	3.88%	10/15/29	178,945
13,953,000	Medline Borrower, L.P. (a) (c)	3.88%	04/01/29	12,645,304
10,908,000	Medline Borrower, L.P. (a)	5.25%	10/01/29	10,180,427
				23,004,676
	Health Care Technology — 3.5%
15,722,000	AthenaHealth Group, Inc. (a)	6.50%	02/15/30	14,060,469
6,535,000	HealthEquity, Inc. (a)	4.50%	10/01/29	6,109,570
31,085,000	Verscend Escrow Corp. (a) (c)	9.75%	08/15/26	31,232,654
				51,402,693
	Hotels, Resorts & Cruise Lines — 0.0%
711,000	Wyndham Hotels & Resorts, Inc. (a)	4.38%	08/15/28	664,393
	Household Products — 0.2%
2,154,000	Energizer Holdings, Inc. (a)	6.50%	12/31/27	2,146,407
1,350,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	1,223,107
				3,369,514
	Human Resource & Employment Services — 0.0%
686,000	TriNet Group, Inc. (a)	7.13%	08/15/31	701,015
	Independent Power Producers & Energy Traders — 0.6%
9,570,000	Calpine Corp. (a)	5.13%	03/15/28	9,140,509

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Industrial Machinery & Supplies & Components — 0.7%
$4,338,000	Emerald Debt Merger Sub LLC (a)	6.63%	12/15/30	$4,387,106
5,573,000	Gates Global LLC / Gates Corp. (a)	6.25%	01/15/26	5,578,963
				9,966,069
	Insurance Brokers — 12.8%
38,556,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co- Issuer (a) (c)	6.75%	10/15/27	37,674,610
17,412,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co- Issuer (a) (c)	6.75%	04/15/28	17,586,573
1,790,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	5.88%	11/01/29	1,696,777
17,006,000	AmWINS Group, Inc. (a) (c)	4.88%	06/30/29	15,887,729
2,000,000	Arthur J Gallagher & Co.	5.50%	03/02/33	2,033,268
7,000,000	Arthur J Gallagher & Co.	5.75%	03/02/53	7,155,082
25,001,000	AssuredPartners, Inc. (a)	7.00%	08/15/25	25,006,710
36,774,000	AssuredPartners, Inc. (a) (c)	5.63%	01/15/29	34,761,226
8,120,000	BroadStreet Partners, Inc. (a)	5.88%	04/15/29	7,706,699
1,325,000	Brown & Brown, Inc.	2.38%	03/15/31	1,099,689
3,761,000	GTCR AP Finance, Inc. (a)	8.00%	05/15/27	3,771,339
8,230,000	HUB International Ltd. (a)	5.63%	12/01/29	7,773,479
1,950,000	HUB International Ltd. (a)	7.25%	06/15/30	2,007,334
9,750,000	HUB International Ltd. (a)	7.38%	01/31/32	9,991,028
2,200,000	NFP Corp. (a)	6.88%	08/15/28	2,214,168
9,355,000	Ryan Specialty LLC (a)	4.38%	02/01/30	8,679,545
2,000,000	USI, Inc. (a)	7.50%	01/15/32	2,030,000
				187,075,256
	Integrated Telecommunication Services — 1.4%
500,000	Ciena Corp. (a)	4.00%	01/31/30	461,088
3,559,000	Zayo Group Holdings, Inc. (a)	4.00%	03/01/27	2,710,419
25,891,000	Zayo Group Holdings, Inc. (a)	6.13%	03/01/28	17,261,400
				20,432,907
	Interactive Media & Services — 1.4%
20,909,000	Cars.com, Inc. (a) (c)	6.38%	11/01/28	20,429,766
	Internet Services & Infrastructure — 1.2%
5,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	5,404,465
13,728,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	3.50%	03/01/29	12,440,724
				17,845,189
	Investment Banking & Brokerage — 0.7%
6,000,000	Goldman Sachs Group, (The), Inc.	6.75%	10/01/37	6,677,261
1,500,000	Goldman Sachs Group, (The), Inc.	6.25%	02/01/41	1,671,830
1,455,000	LPL Holdings, Inc. (a)	4.63%	11/15/27	1,402,082
250,000	Morgan Stanley	6.38%	07/24/42	286,493
250,000	Morgan Stanley (d)	5.60%	03/24/51	268,653
				10,306,319
	IT Consulting & Other Services — 0.1%
1,387,000	Central Parent, Inc. / CDK Global, Inc. (a)	7.25%	06/15/29	1,414,433
250,000	Gartner, Inc. (a)	4.50%	07/01/28	238,787
250,000	Gartner, Inc. (a)	3.75%	10/01/30	223,882
				1,877,102

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Leisure Facilities — 0.1%
$250,000	Cedar Fair, L.P.	5.25%	07/15/29	$239,182
850,000	Cedar Fair, L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.38%	04/15/27	842,200
717,000	SeaWorld Parks & Entertainment, Inc. (a)	5.25%	08/15/29	668,373
				1,749,755
	Leisure Products — 0.2%
2,947,000	Acushnet Co. (a)	7.38%	10/15/28	3,067,680
	Managed Health Care — 1.4%
5,269,000	Centene Corp.	4.25%	12/15/27	5,069,151
3,032,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	2,844,904
100,000	Molina Healthcare, Inc. (a)	3.88%	11/15/30	87,740
6,523,000	MPH Acquisition Holdings LLC (a)	5.50%	09/01/28	5,797,349
1,995,000	MPH Acquisition Holdings LLC (a)	5.75%	11/01/28	1,589,187
1,000,000	UnitedHealth Group, Inc.	6.50%	06/15/37	1,157,637
1,000,000	UnitedHealth Group, Inc.	6.63%	11/15/37	1,173,484
2,000,000	UnitedHealth Group, Inc.	6.88%	02/15/38	2,399,465
1,000,000	UnitedHealth Group, Inc.	5.70%	10/15/40	1,077,635
				21,196,552
	Metal & Glass Containers — 2.4%
697,000	Ball Corp.	6.88%	03/15/28	720,373
10,648,000	Ball Corp.	2.88%	08/15/30	9,086,605
1,000,000	Ball Corp.	3.13%	09/15/31	847,800
3,864,000	Berry Global, Inc. (a)	4.50%	02/15/26	3,757,517
981,000	Berry Global, Inc. (a)	5.63%	07/15/27	973,522
786,000	Berry Global, Inc. (a)	5.65%	01/15/34	795,213
175,000	Crown Americas LLC	5.25%	04/01/30	169,271
6,050,000	Owens-Brockway Glass Container, Inc. (a)	6.38%	08/15/25	6,055,028
10,984,000	Owens-Brockway Glass Container, Inc. (a)	7.25%	05/15/31	11,053,419
2,200,000	Silgan Holdings, Inc.	4.13%	02/01/28	2,062,126
				35,520,874
	Movies & Entertainment — 0.6%
5,494,000	Live Nation Entertainment, Inc. (a)	5.63%	03/15/26	5,438,875
523,000	Live Nation Entertainment, Inc. (a)	6.50%	05/15/27	528,797
2,606,000	WMG Acquisition Corp. (a)	3.00%	02/15/31	2,210,318
				8,177,990
	Other Diversified Financial Services — 0.1%
1,362,000	GTCR W-2 Merger Sub LLC (a)	7.50%	01/15/31	1,415,853
	Packaged Foods & Meats — 0.9%
648,000	Fiesta Purchaser, Inc. (a) (b)	7.88%	03/01/31	648,000
2,000,000	Kraft Heinz Foods Co.	6.88%	01/26/39	2,326,345
2,000,000	Kraft Heinz Foods Co. (a)	7.13%	08/01/39	2,364,333
500,000	Kraft Heinz Foods Co.	5.20%	07/15/45	485,139
500,000	Kraft Heinz Foods Co.	4.38%	06/01/46	432,997
2,116,000	Post Holdings, Inc. (a)	5.75%	03/01/27	2,107,939
4,434,000	Post Holdings, Inc. (a)	5.63%	01/15/28	4,367,168
				12,731,921
	Paper Packaging — 3.4%
32,166,000	Graham Packaging Co., Inc. (a) (c)	7.13%	08/15/28	28,740,643

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Paper Packaging (Continued)
$2,000,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	$1,848,367
1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	901,176
14,255,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (a) (c)	4.00%	10/15/27	13,304,405
420,000	Pactiv LLC	7.95%	12/15/25	428,478
376,000	Sealed Air Corp. (a)	5.50%	09/15/25	376,850
1,434,000	Sealed Air Corp. (a)	5.00%	04/15/29	1,376,756
2,351,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	6.13%	02/01/28	2,361,449
338,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	7.25%	02/15/31	353,781
				49,691,905
	Personal Products — 0.1%
250,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	244,931
750,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	651,050
				895,981
	Pharmaceuticals — 0.5%
950,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	898,320
1,000,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	910,346
1,000,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	889,365
800,000	IQVIA, Inc. (a)	5.00%	10/15/26	783,156
1,278,000	IQVIA, Inc. (a)	5.00%	05/15/27	1,250,184
2,670,000	IQVIA, Inc. (a)	6.50%	05/15/30	2,726,924
				7,458,295
	Real Estate Services — 0.1%
1,000,000	PulteGroup, Inc.	6.38%	05/15/33	1,082,169
290,000	Tri Pointe Homes, Inc.	5.25%	06/01/27	285,447
500,000	Tri Pointe Homes, Inc.	5.70%	06/15/28	492,285
				1,859,901
	Research & Consulting Services — 0.7%
2,027,000	Clarivate Science Holdings Corp. (a)	3.88%	07/01/28	1,869,748
6,770,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	6,325,828
696,000	CoreLogic, Inc. (a)	4.50%	05/01/28	617,561
1,097,000	Dun & Bradstreet (The) Corp. (a)	5.00%	12/15/29	1,020,686
				9,833,823
	Restaurants — 1.3%
661,000	Brinker International, Inc. (a)	5.00%	10/01/24	656,224
9,310,000	IRB Holding Corp. (a)	7.00%	06/15/25	9,261,542
3,000,000	McDonald’s Corp.	6.30%	10/15/37	3,380,493
2,000,000	McDonald’s Corp.	6.30%	03/01/38	2,262,087
1,000,000	McDonald’s Corp.	5.70%	02/01/39	1,072,878
1,688,000	Raising Cane’s Restaurants LLC (a)	9.38%	05/01/29	1,810,815
				18,444,039
	Security & Alarm Services — 0.2%
1,200,000	Brink’s (The) Co. (a)	5.50%	07/15/25	1,194,472
2,061,000	Brink’s (The) Co. (a)	4.63%	10/15/27	1,959,038
				3,153,510

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Semiconductors — 0.0%
$250,000	Broadcom, Inc. (a)	3.14%	11/15/35	$205,613
250,000	Broadcom, Inc. (a)	4.93%	05/15/37	241,288
				446,901
	Specialized Consumer Services — 0.1%
1,055,000	Aramark Services, Inc. (a)	5.00%	02/01/28	1,020,348
	Specialized Finance — 0.2%
2,851,000	Radiate Holdco LLC / Radiate Finance, Inc. (a)	4.50%	09/15/26	2,207,458
	Specialty Chemicals — 0.5%
6,815,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	6,494,531
500,000	Axalta Coating Systems LLC (a)	3.38%	02/15/29	444,745
250,000	HB Fuller Co.	4.25%	10/15/28	232,405
				7,171,681
	Systems Software — 5.4%
8,407,000	Boxer Parent Co., Inc. (a)	9.13%	03/01/26	8,435,332
3,000,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	2,683,686
7,746,000	Gen Digital, Inc. (a)	7.13%	09/30/30	8,041,541
7,500,000	Oracle Corp.	6.25%	11/09/32	8,092,588
8,204,000	Oracle Corp.	6.50%	04/15/38	9,065,314
2,000,000	Oracle Corp.	6.13%	07/08/39	2,144,892
1,000,000	Oracle Corp.	3.60%	04/01/50	736,527
1,500,000	Oracle Corp.	6.90%	11/09/52	1,763,074
39,012,000	SS&C Technologies, Inc. (a) (c)	5.50%	09/30/27	38,333,121
				79,296,075
	Technology Distributors — 0.0%
750,000	CDW LLC / CDW Finance Corp.	3.25%	02/15/29	678,677
	Trading Companies & Distributors — 2.7%
3,906,000	Herc Holdings, Inc. (a)	5.50%	07/15/27	3,838,640
2,715,000	SRS Distribution, Inc. (a)	6.13%	07/01/29	2,571,784
1,112,000	SRS Distribution, Inc. (a)	6.00%	12/01/29	1,040,737
127,000	United Rentals North America, Inc.	5.50%	05/15/27	126,789
31,195,000	United Rentals North America, Inc. (a) (c)	6.00%	12/15/29	31,655,142
				39,233,092
	Wireless Telecommunication Services — 0.9%
500,000	SBA Communications Corp.	3.88%	02/15/27	477,490
1,000,000	T-Mobile USA, Inc.	2.70%	03/15/32	850,254
3,000,000	T-Mobile USA, Inc.	5.20%	01/15/33	3,058,799
5,000,000	T-Mobile USA, Inc.	5.05%	07/15/33	5,007,643
2,000,000	T-Mobile USA, Inc.	4.38%	04/15/40	1,806,112
1,000,000	T-Mobile USA, Inc.	3.40%	10/15/52	718,974
1,000,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,033,029
				12,952,301
	Total Corporate Bonds and Notes			1,160,495,098
	(Cost $1,213,726,519)
FOREIGN CORPORATE BONDS AND NOTES — 11.7%
	Application Software — 3.3%
4,318,000	ION Trading Technologies S.A.R.L. (a)	5.75%	05/15/28	3,960,124
22,558,000	Open Text Corp. (a) (c)	6.90%	12/01/27	23,418,811

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Application Software (Continued)
$11,860,000	Open Text Corp. (a)	3.88%	02/15/28	$11,026,239
10,577,000	Open Text Corp. (a)	3.88%	12/01/29	9,548,572
				47,953,746
	Auto Parts & Equipment — 1.3%
19,208,000	Clarios Global, L.P. / Clarios US Finance Co. (a) (c)	8.50%	05/15/27	19,191,367
	Building Products — 0.3%
1,304,000	Cemex SAB de C.V. (a)	5.45%	11/19/29	1,296,141
2,000,000	Cemex SAB de C.V. (a)	5.20%	09/17/30	1,949,922
1,000,000	Masonite International Corp. (a)	5.38%	02/01/28	976,105
				4,222,168
	Cable & Satellite — 0.0%
250,000	Virgin Media Finance PLC (a)	5.00%	07/15/30	223,445
	Casinos & Gaming — 0.0%
500,000	International Game Technology PLC (a)	5.25%	01/15/29	488,321
	Data Processing & Outsourced Services — 0.9%
14,357,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a) (c)	4.00%	06/15/29	12,819,761
	Electrical Components & Equipment — 0.0%
500,000	Sensata Technologies B.V. (a)	4.00%	04/15/29	458,214
	Environmental & Facilities Services — 1.1%
500,000	GFL Environmental, Inc. (a)	5.13%	12/15/26	488,648
9,173,000	GFL Environmental, Inc. (a)	4.00%	08/01/28	8,422,490
3,814,000	GFL Environmental, Inc. (a)	4.75%	06/15/29	3,584,367
1,000,000	GFL Environmental, Inc. (a)	4.38%	08/15/29	918,299
2,500,000	GFL Environmental, Inc. (a)	6.75%	01/15/31	2,560,071
				15,973,875
	Integrated Telecommunication Services — 0.9%
14,391,000	Altice France Holding S.A. (a)	10.50%	05/15/27	8,285,831
2,989,000	Altice France S.A. (a)	5.50%	01/15/28	2,336,060
500,000	Altice France S.A. (a)	5.13%	07/15/29	365,990
2,996,000	Altice France S.A. (a)	5.50%	10/15/29	2,211,060
				13,198,941
	Metal & Glass Containers — 0.8%
11,561,000	Trivium Packaging Finance B.V. (a)	5.50%	08/15/26	11,298,115
	Research & Consulting Services — 0.0%
774,000	Camelot Finance S.A. (a)	4.50%	11/01/26	746,955
	Restaurants — 1.9%
31,510,000	1011778 BC ULC / New Red Finance, Inc. (a) (c)	4.00%	10/15/30	28,189,466
	Security & Alarm Services — 0.2%
3,128,000	Garda World Security Corp. (a)	7.75%	02/15/28	3,185,674
	Specialty Chemicals — 0.1%
1,000,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (a)	4.75%	06/15/27	963,715

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Trading Companies & Distributors — 0.9%
$6,779,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (a)	7.88%	05/01/27	$5,668,532
9,742,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (a)	6.38%	02/01/30	7,062,268
				12,730,800
	Total Foreign Corporate Bonds and Notes			171,644,563
	(Cost $175,043,980)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 8.4%
	Application Software — 4.3%
21,068,907	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.45%	10/01/27	20,531,650
9,928,141	Greeneden U.S. Holdings II LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.45%	12/01/27	9,949,884
17,762,992	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. CME Term SOFR + 6.25%, 0.00% Floor	11.58%	02/23/29	17,093,150
14,757,367	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.18%	08/31/27	6,739,173
8,944,728	RealPage, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + CSA + 6.50%, 0.75% Floor	11.95%	04/22/29	8,959,263
				63,273,120
	Asset Management & Custody Banks — 0.5%
7,000,000	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + CSA + 6.75%, 0.00% Floor	12.20%	07/20/26	7,022,750
	Education Services — 0.0%
357,709	Ascensus Holdings, Inc. (Mercury), Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	12.09%	08/02/29	347,201
	Electronic Equipment & Instruments — 0.5%
6,910,649	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.64%	08/20/25	6,641,168
	Health Care Facilities — 0.1%
955,055	Gentiva Health Services, Inc. (Kindred at Home/Charlotte Buyer), Initial Term B Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	10.59%	02/11/28	957,605
	Health Care Technology — 2.6%
4,841,632	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.75% Floor	9.70%	12/16/25	4,764,238
4,841,059	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.45%	10/23/26	4,850,161
27,682,542	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.45%	08/27/25	27,746,765
				37,361,164
	Integrated Telecommunication Services — 0.2%
3,217,332	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	9.64%	08/14/26	3,139,714
244,022	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + 4.33%, 0.50% Floor	9.66%	03/09/27	207,774
				3,347,488

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Life Sciences Tools & Services — 0.2%
$3,441,183	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 1.00% Floor	9.45%	01/08/27	$3,436,916
	Metal & Glass Containers — 0.0%
632,409	ProAmpac PG Borrower LLC, Term Loan (First Lien), 3 Mo. CME Term SOFR + 4.50%, 0.75% Floor	9.80%-9.87%	09/15/28	634,584
	Total Senior Floating-Rate Loan Interests			123,021,996
	(Cost $131,897,746)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
259,956	Akorn, Inc. (g) (h)	14,298
	(Cost $2,979,179)
MONEY MARKET FUNDS — 0.3%
3,779,719	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (i)	3,779,719
	(Cost $3,779,719)

	Total Investments — 99.6%	1,458,955,674
	(Cost $1,527,427,143)
	Borrowings — (1.7)%	(25,000,000)
	Net Other Assets and Liabilities — 2.1%	30,609,606
	Net Assets — 100.0%	$1,464,565,280

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $1,150,782,268 or
78.6% of net assets.

(b)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2024. Interest will begin accruing on the security’s first settlement date.
(c)	This security or a portion of this security is segregated as collateral for borrowings. At January 31, 2024, the segregated value of these securities amounts to $309,122,340.
(d)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(e)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(f)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(g)	Non-income producing security.

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
(h)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(i)	Rate shown reflects yield as of January 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,160,495,098	$—	$1,160,495,098	$—
Foreign Corporate Bonds and Notes*	171,644,563	—	171,644,563	—
Senior Floating-Rate Loan Interests*	123,021,996	—	123,021,996	—
Common Stocks*	14,298	—	14,298	—
Money Market Funds	3,779,719	3,779,719	—	—
Total Investments	$1,458,955,674	$3,779,719	$1,455,175,955	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	259,956	$0.06	$2,979,179	$14,298	0.00%*

*	Amount is less than 0.01%.